Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal
State						40,714
Foreign						99,299
Total current taxes						140,013
Federal
State
Foreign					(216,234)	(107,105)
Total deferred taxes				$ 89,050	(216,234)	(107,105)
Income tax expense (benefit)	$ 1,305,951	$ (127,579)	$ 14,824,603	$ (190,161)	$ (216,234)	$ 32,908